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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.
(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Address of principal executive offices) *(Zip code)*

Joel D. Tauber, President
Keyco Bond Fund, Inc.
27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Name and address of agent for service)

Registrant's telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.
Table of Contents

Item 1. Portfolio of Investments in Securities.

Keyco Bond Fund, Inc.
Portfolio of Investments in Securities (unaudited)
December 31, 2017

Long-Term State and Municipal Obligations - 98.3%	**Principal Amount**	**Fair Value**
Michigan - 31.8%		
Bay City, Michigan, School District, 3.5%, November 1, 2034 (Q-SBLF enhanced)	$ 400,000	$ 407,964
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	529,615
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028 (Q-SBLF enhanced)	400,000	414,248
Fowlerville, Michigan, Community Schools, 3%, May 1, 2025 (Q-SBLF enhanced)	500,000	516,835
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan, 4%, May 1, 2036	500,000	550,665
Michigan Municipal Bond Authority, Revenue, Clean Water, State Revolving Fund, 5%, October 1, 2022	45,000	45,118
Michigan State Building Authority, Revenue, 5%, October 15, 2029	250,000	288,250
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	374,601
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	264,558
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	377,393
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 1, 2036	500,000	524,435
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 1, 2039	500,000	527,500
Michigan State University, General Revenue, Stepped Coupon, 3%, August 15, 2045	500,000	493,800
Rockford, Michigan, Public Schools, 5%, May 1, 2028 (AGM insured, Q-SBLF enhanced) (Pre-refunded)	400,000	404,588
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	800,000	843,880
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2037 (Q-SBLF enhanced)	485,000	552,333
Wayland, Michigan, Union School District, 5%, May 1, 2026 (AGM insured, Q-SBLF enhanced) (Pre-refunded)	650,000	657,455
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040 (Q-SBLF enhanced)	375,000	434,381
		8,207,619
Alabama - 0.8%		
Birmingham, Alabama, Capital Improvement, 4.5%, December 1, 2029 (AMBAC insured)	195,000	195,433
Arizona - 3.6%		
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 1, 2038	250,000	282,660
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	250,000	267,700
Mesa, Arizona, Utility System, Revenue, 5%, July 1, 2035	350,000	385,392
		935,752
Arkansas - 1.9%		
Rogers, Arkansas, Sales and Use Tax, Revenue, 3%, November 1, 2018	150,000	151,880
South Conway County School District No. 17, Arkansas, 3.75%, June 1, 2045	335,000	339,981
		491,861
Georgia - 3.2%		
Georgia State Housing and Finance Authority, 3.5%, December 1, 2030	300,000	310,242
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	500,000	513,635
		823,877

Keyco Bond Fund, Inc.
Portfolio of Investments in Securities - Continued (unaudited)
December 31, 2017

Long-Term State and Municipal Obligations - 98.3%	**Principal Amount**	**Fair Value**
Hawaii - 5.2%		
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 1, 2041	$ 250,000	$ 273,950
Hawaii State, Series DN, 5.5%, August 1, 2028 (Pre-refunded)	335,000	342,675
Hawaii State, Series DN, 5.5%, August 1, 2028 (Pre-refunded)	165,000	168,878
Hawaii State, Series FG, 4%, October 1, 2036	500,000	547,045
		1,332,548
Illinois - 6.8%		
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 1, 2027 (AGM insured)	470,000	484,518
Illinois Finance Authority, 4%, October 1, 2033	250,000	263,685
Rock Island County, Illinois, Public Building Revenue, 4%, December 1, 2045	475,000	496,370
Springfield, Illinois, Water Revenue, 5.5%, March 1, 2032	500,000	503,250
		1,747,823
Indiana- 2.0%		
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 1, 2030	350,000	368,140
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 1, 2030 (Pre-refunded)	130,000	138,031
		506,171
Maine - 0.7%		
Maine State Housing Authority, Mortgage Purchase, Revenue, Series A-2, 4.5%, November 15, 2034	175,000	187,534
Massachusetts - 2.4%		
Lawrence, Massachusetts, State Qualified, 5%, April 1, 2027 (AMBAC insured) (Pre-refunded)	445,000	448,871
Lawrence, Massachusetts, State Qualified, 5%, April 1, 2027 (AMBAC insured)	55,000	55,465
Massachusetts State Housing Finance Agency, 3.35%, December 1, 2028 (Partially pre-refunded)	105,000	107,608
		611,944
Nebraska - 1.0%		
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 15, 2038	250,000	265,075
Nevada - 1.0%		
Las Vegas Valley, Nevada, Water District, Series A, 5%, February 1, 2037 (Pre-refunded)	250,000	250,695
New Hampshire - 3.7%		
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	944,431
New Jersey - 2.2%		
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 1, 2018	110,000	110,000
New Jersey State Educational Facilities Authority, Revenue, 7.5%, December 1, 2032 (Pre-refunded)	420,000	454,306
		564,306
New York - 9.8%		
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 1, 2035	275,000	299,786
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 1, 2037	250,000	271,538

Keyco Bond Fund, Inc.
Portfolio of Investments in Securities - Continued (unaudited)
December 31, 2017

Long-Term State and Municipal Obligations - 98.3%	**Principal Amount**	**Fair Value**
New York - 9.8% - continued		
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 1, 2041	$ 335,000	$ 362,537
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 15, 2040	250,000	269,393
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 15, 2028 (Pre-refunded)	500,000	509,440
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	81,585
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	539,005
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	204,826
		2,538,110
North Dakota - 0.4%		
North Dakota, State, North Dakota Housing Finance Agency, Series B, Housing Finance Program, 3.05%, January 1, 2025	100,000	104,911
Ohio - 1.4%		
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	365,634
Pennsylvania - 4.4%		
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	587,020
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	534,860
		1,121,880
Texas - 9.9%		
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 15, 2032	400,000	428,756
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034 (Texas Permanent School Fund guarantee)	250,000	274,400
Crosby, Texas, Independent School District, 5%, February 15, 2043 (Texas Permanent School Fund guarantee)	250,000	284,097
Denton, Texas, Independent School District, 5%, August 15, 2018 (Texas Permanent School Fund guarantee)	125,000	127,665
Prosper, Texas, 4%, February 15, 2035	265,000	284,146
Texas State Transportation Commission Mobility Fund, 4.5%, April 1, 2032 (Pre-refunded)	55,000	55,405
Texas State Transportation Commission Mobility Fund, 4.5%, April 1, 2032 (Pre-refunded)	565,000	569,300
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	351,733
Waco, Texas, 3.125%, February 1, 2036	180,000	181,309
		2,556,811
Utah - 1.6%		
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 15, 2030 (Pre-refunded)	400,000	418,584
Virginia - 2.1%		
Richmond, Virginia, Public Utility, Revenue, 5%, January 15, 2043	250,000	280,390
Virginia College, Building Authority, Series, B, 4%, February 1, 2028	250,000	271,838
		552,228

Keyco Bond Fund, Inc.
Portfolio of Investments in Securities - Continued (unaudited)
December 31, 2017

Long-Term State and Municipal Obligations - 98.3%		Principal Amount		Fair Value
Washington - 2.4%				
University of Washington, Revenue, 4.5%, April 1, 2035	$	330,000	$	352,456
Washington State, Motor Vehicle Fuel Tax, Series B-1, 5%, August 1, 2041		250,000		275,223
				627,679
Total long-term state and municipal obligations - 98.3%				25,350,906
Money Market Fund - 0.7%		**Shares**		
Goldman Sachs Financial Square Government Fund, 1.02%* (Cost $176,013)		176,013		176,013
Total investments - 99.0%				25,526,919
Other assets less liabilities, net - 1.0%				266,627
Net assets (100%)			$	25,793,546

* Seven-day yield.

Notes:

On December 31, 2017, the cost on a tax basis of investments in securities was $24,461,556. Net unrealized appreciation totaled $889,350 of which $902,326 related to appreciated securities and $12,976 related to depreciated securities.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2: Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an active market, prices for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3: Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes (continued):

A description of the valuation techniques applied to the Fund's major category of assets measured at fair value on a recurring basis is a follows. The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's portfolio investments as of December 31, 2017, based on the inputs used to value them:

	Financial Instruments - Assets			
	Level 1	Level 2	Level 3	Fair Value
Long-term state and municipal obligations	$ -	$ 25,350,906	$ -	$ 25,350,906
Money market fund	176,013	-	-	176,013
Total	$ 176,013	$ 25,350,906	$ -	$ 25,526,919

Item 2. Controls and Procedures.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 3. Exhibits.

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By: _/s/ Joel D. Tauber___________________
Joel D. Tauber, President

Date: January 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _/s/ Joel D. Tauber___________________
Joel D. Tauber, President

Date: January 30, 2018

By: _/s/ Ellen T. Horing__________________
Ellen T. Horing, Treasurer

Date: January 30, 2018

EXHIBIT INDEX

Exhibit No.	Description
EX.99.302CERT (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.